U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
_______________________________
FORM N-1A
REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
REGISTRATION NO. 2-27514
POST-EFFECTIVE AMENDMENT NO. 86
and
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
REGISTRATION NO. 811-01533
POST-EFFECTIVE AMENDMENT NO. 62
SELECTED INTERNATIONAL FUND, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(520) 806-7600
Agents For Service:
Ryan Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
-or-
Arthur Don
Greenberg Traurig LLP
77 West Wacker Drive, Suite 3100
Chicago, IL 60601
It is proposed that this filing will become effective:
X	Immediately upon filing pursuant to paragraph (b)
On , pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)
On , pursuant to paragraph (a) of Rule 485
75 days after filing pursuant to paragraph (a)(2) of Rule 485
On , pursuant to paragraph (a)(2) of Rule 485

Title of Securities being Registered:
Common Stock of:
1. Selected International Fund

SELECTED INTERNATIONAL FUND, INC.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrants have caused these Registration Statements to be signed on their behalf by the undersigned, thereunto duly authorized, in the City of Tucson and State of Arizona on the 4th day of May 2018.
The Registrant hereby certifies that this Post-Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485 of the Securities Act of 1933.
SELECTED INTERNATIONAL FUND, INC.
*By:	/s/ Ryan Charles
Ryan Charles
Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.

Signature	Title	Date
/s/ Kenneth Eich* Kenneth Eich	Principal Executive Officer	May 4, 2018
/s/ Douglas Haines* Douglas Haines	Principal Financial Officer; and Principal Accounting Officer	May 4, 2018

*By:	/s/ Ryan Charles
Ryan Charles
Attorney-in-Fact

*Ryan Charles signs this document on behalf of each of the Registrants and each of the foregoing officers pursuant to the power of attorney filed as Exhibit 28(q)(1) of Part C of Registrant's registration statements (2-27514), filed on Edgar April 29, 2014.

SELECTED INTERNATIONAL FUND, INC.

Pursuant to the requirements of the Securities Act of 1933, these Registration Statements have been signed on May 4th, 2018 by the following persons in the capacities indicated.

Signature	Title	Date
/s/ Francisco L. Borges * Francisco L. Borges	Director	May 4, 2018
/s/ Andrew A. Davis* Andrew A. Davis	Director	May 4, 2018
/s/ Christopher .C. Davis* Christopher C. Davis	Director	May 4, 2018
/s/ Lawrence Harris* Lawrence Harris	Director	May 4, 2018
/s/ Steven Kearsley* Steven Kearsley	Director	May 4, 2018
/s/ Katherine L. MacWilliams* Katherine L. MacWilliams	Director	May 4, 2018
/s/ James J. McMonagle* James J. McMonagle	Director	May 4, 2018
/s/ Richard C. O'Brien* Richard C. O'Brien	Director	May 4, 2018

*Ryan Charles signs this document on behalf of each of the Registrants and each of the foregoing officers pursuant to the power of attorney filed as Exhibit 28(q)(1) of Part C of Registrant's registration statements (2-27514), filed on Edgar April 29, 2014.

*By:	/s/ Ryan Charles
Ryan Charles
Attorney-in-Fact

INDEX TO EXHIBITS

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase